                                   SUPPLEMENT
                               DATED JUNE 8, 2007
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

The above referenced Prospectus is revised as follows:

In the section entitled "About Your Account - Distribution Arrangements" immediately following the third sentence, the following sentence is inserted:

     Such selected broker-dealers may designate and authorized other financial intermediaries to offer and sell shares of each fund.

In the section entitled "About Your Account - How Sales Charges are Calculated" the last paragraph is deleted in its entirety and replaced with the following:

     Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

In the section entitled "Transaction Policies - Execution of Requests" the second sentence in the first paragraph is deleted and replaced with the following:

     Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

The sections entitled "About Your Account - Additional Compensation to Brokers-Dealers, Financial Institutions and Other persons ("Financial Intermediaries")" and "About Your Account - Additional Compensation to Servicing Institutions and Other persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" are deleted in their entirety and replaced with the following:

     ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors that are described below and in the funds' SAI.

     These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the funds attributable to a particular Financial Intermediary.

     Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.

     Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and
     (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.

     Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

     For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.

     As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities,

     Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities, NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation.

     In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

     ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the funds' shares (described above) and administration and Rule 12b-1 fees paid by the funds, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below.

     Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Currently, Fidelity (defined below) receives 0.35% of the average net assets attributable with respect to Class Y shares of The Hartford Growth Fund, The Hartford International Capital Appreciation Fund and The Hartford SmallCap Growth Fund. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

     The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.

     As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

     Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 8, 2007
                                     TO THE
                            CLASS I SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

The above referenced Prospectus is revised as follows:

In the section entitled "About Your Account - Distribution Arrangements" immediately following the third sentence, the following sentence is inserted:

     Such selected broker-dealers may designate and authorized other financial intermediaries to offer and sell shares of each fund.

In the section entitled "About Your Account - How Sales Charges are Calculated" The last paragraph is deleted in its entirety and replaced with the following:

     Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

In the section entitled "Transaction Policies - Execution of Requests" the second sentence in the first paragraph is deleted and replaced with the following:

     Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

The sections entitled "About Your Account - Additional Compensation to Brokers-Dealers, Financial Institutions and Other persons ("Financial Intermediaries")" and "About Your Account - Additional Compensation to Servicing Institutions and Other persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" are deleted in their entirety and replaced with the following:

     ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors that are described below and in the funds' SAI.

     These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the funds attributable to a particular Financial Intermediary.

     Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.

     Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and
     (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.

     Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

     For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.

     As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities,

     Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities, NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation.

     In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

     ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the funds' shares (described above) and administration and Rule 12b-1 fees paid by the funds, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below.

     Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Currently, Fidelity (defined below) receives 0.35% of the average net assets attributable with respect to Class Y shares of The Hartford Growth Fund, The Hartford International Capital Appreciation Fund and The Hartford SmallCap Growth Fund. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

     The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.

     As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

     Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 8, 2007
                                     TO THE
                            CLASS L SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                     FOR THE HARTFORD MUTUAL FUNDS II, INC.

The above Prospectus is revised as follows:

The sections entitled "About Your Account - Additional Compensation to Brokers-Dealers, Financial Institutions and Other persons ("Financial Intermediaries")" and "About Your Account - Additional Compensation to Servicing Institutions and Other persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" are deleted in their entirety and replaced with the following:

     ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors that are described below and in the funds' SAI.

     These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the funds attributable to a particular Financial Intermediary.

     Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.

     Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and
     (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.

     Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

     For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.

     As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities,

     NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation.

     In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

     ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the funds' shares (described above) and administration and Rule 12b-1 fees paid by the funds, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below.

     Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Currently, Fidelity (defined below) receives 0.35% of the average net assets attributable with respect to Class Y shares of The Hartford Growth Fund, The Hartford International Capital Appreciation Fund and The Hartford SmallCap Growth Fund. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

     The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.

     As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services

     Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

     Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 8, 2007
                                     TO THE
                    CLASS R3, R4, R5 AND Y SHARES PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

The above referenced Prospectus is revised as follows:

In the section entitled "About Your Account -- Distribution Arrangements" immediately following the third sentence, the following sentence is inserted:

     Such selected broker-dealers may designate and authorized other financial intermediaries to offer and sell shares of each fund.

In the section entitled "About Your Account -- How Sales Charges are Calculated" the last paragraph is deleted in its entirety and replaced with the following:

     Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

In the section entitled "Transaction Policies -- Execution of Requests" the second sentence in the first paragraph is deleted and replaced with the following:

     Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

The sections entitled "About Your Account - Additional Compensation to Brokers-Dealers, Financial Institutions and Other persons ("Financial Intermediaries")" and "About Your Account - Additional Compensation to Servicing Institutions and Other persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" are deleted in their entirety and replaced with the following:

     ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors that are described below and in the funds' SAI.

     These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the funds attributable to a particular Financial Intermediary.

     Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.

     Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and
     (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.

     Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

     For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.

     As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities,

     NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation.

     In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

     ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the funds' shares (described above) and administration and Rule 12b-1 fees paid by the funds, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below.

     Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Currently, Fidelity (defined below) receives 0.35% of the average net assets attributable with respect to Class Y shares of The Hartford Growth Fund, The Hartford International Capital Appreciation Fund and The Hartford SmallCap Growth Fund. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

     The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.

     As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services

     Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

     Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

                                   SUPPLEMENT
                               DATED JUNE 8, 2007
                                     TO THE
                               CLASS Y PROSPECTUS
                               DATED MARCH 1, 2007
                          FOR THE HARTFORD MUTUAL FUNDS

The above referenced Prospectus is revised as follows:

In the section entitled "About Your Account -- Distribution Arrangements" immediately following the third sentence, the following sentence is inserted:

     Such selected broker-dealers may designate and authorized other financial intermediaries to offer and sell shares of each fund.

In the section entitled "About Your Account -- How Sales Charges are Calculated" the last paragraph is deleted in its entirety and replaced with the following:

     Although the funds do not charge a transaction fee, you may be charged a fee by brokers or financial intermediaries for the purchase or sale of the funds' shares through that broker or financial intermediary. This transaction fee is separate from any sales charge that the fund may apply.

In the section entitled "Transaction Policies -- Execution of Requests" the second sentence in the first paragraph is deleted and replaced with the following:

     Buy and sell requests are executed at the next NAV calculated after your request is received, if your order is in "good order" (has all required information), by the transfer agent, authorized broker-dealers or their authorized designee, or third-party administrators.

The sections entitled "About Your Account - Additional Compensation to Brokers-Dealers, Financial Institutions and Other persons ("Financial Intermediaries")" and "About Your Account - Additional Compensation to Servicing Institutions and Other persons ("Servicing Intermediaries") for Subaccounting, Administrative and/or Shareholder Processing Services" are deleted in their entirety and replaced with the following:

     ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and Rule 12b-1 fees that are described above and in the SAI, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the funds' shares ("Additional Payments") based on a number of factors that are described below and in the funds' SAI.

     These Additional Payments are generally based on average net assets (or on aged assets, i.e., assets held over one year) of the funds attributable to a particular Financial Intermediary, on sales of the funds' shares attributable to a particular Financial Intermediary, and/or on reimbursement of ticket charges, and may, but are normally not expected to, exceed, in the aggregate, 0.44% of the average net assets of the funds attributable to a particular Financial Intermediary.

     Such Additional Payments are generally made for the placement of the funds on a Financial Intermediary's list of mutual funds available for purchase by its customers and/or for including the funds within a group of mutual funds that receive special marketing focus. Certain additional compensation arrangements are discussed below.

     Apart from the Additional Payments, additional compensation arrangements may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the funds and payments for providing extra employee training and information relating to the funds and
     (2) "marketing support" fees for providing assistance in promoting the sale of the funds' shares ("Other Compensation"). Subject to NASD regulations, HIFSCO and its affiliates may contribute Other Amounts to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may vary for different Financial Intermediaries, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. Incurred payments of Other Compensation did not exceed $1.1 million per Financial Intermediary for the calendar year ended December 31, 2006.

     Additional Payments, including Other Compensation, may also pertain to the sale and distribution of other investment products distributed by affiliates of the distributor, and may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one fund over another fund. Additional Payments to Financial Intermediaries in connection with the sale and distribution of the funds' shares are negotiated based on a range of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets (including distribution of particular classes of the funds' shares), target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

     For the calendar year ended December 31, 2006, HIFSCO or its affiliates incurred approximately $32.6 million in total Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons) to Financial Intermediaries, of which approximately $13.7 million was incurred with respect to Edward D. Jones & Co., L.P. For the calendar year ended December 31, 2006, total travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons did not in the aggregate exceed approximately $3.6 million.

     As of January 1, 2007, HIFSCO has entered into arrangements to make Additional Payments, including Other Compensation (excluding travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons), to: A.G. Edwards & Sons, Inc., AIG Advisors Group, Inc., (Advantage Capital Corp., AIG Financial Advisors, American General, FSC Securities Corp., Royal Alliance Associates, Inc.), Allen & Company of FL, Inc., American General Securities, Inc., American Independent Securities Group, LLC, AmSouth Investment Services, Anchor Investment Services, Inc., Associated Investment Services, Inc., Associated Securities Corporation, Banc of America Investment Services, Inc., BancorpSouth Services, Banc West Investment Services, B.C. Ziegler & Company, BNY Investment Center, Inc., BOSC, Inc., Brookstreet Securities Corp., Cadaret Grant & Co., Inc., Cambridge Investment Research, Cantella & Company, Inc., Capital Analysts, Inc., Capital Investment Group, Inc., Centaurus Financial Inc., Charles Schwab & Co., Inc., Chase Investment Services Corporation, Citicorp Investment Services, Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commerce Capital Markets, Inc., Commonwealth Financial Network, Commonwealth Financial Services, Crown Capital Securities, LP, Cuna Brokerage Services, CUSO Financial Services, L.P., Dominion Investor Services, Duerr Financial Corp, Eagle One Investments, Edward D. Jones & Co., Empire Securities Corp, Equity Securities Corp, Equity Services, Inc., Essex National Securities, Inc., Ferris Baker Watts, Inc., FFP Securities, Inc., Fidelity Investments, Fifth Third Securities, Financial Planning Consultants, Inc., Fintegra, LLC, First Allied Securities, Inc., First Citizens Investor Services, Inc., First Heartland Capital Inc., First Tennessee Brokerage, Inc., Fiserv Brokerage Services, Inc., Frost Brokerage Services, Inc., Geneos Wealth Management, Inc., Girard Securities Inc., Grant Bettingen, Great American Advisors, Inc., H. Beck, Inc., H&R Block, Harbour Investments, Harvest Capital, LLC, HBW Securities, LLC, Hefren-Tillotson Inc., Hilliard Lyons, HSBC Brokerage USA, Huntington Investment Co., IFMG Securities, Inc., ING Advisor Network (Financial Network Investment Corporation, Inc., ING Financial Partners, Inc., Multi-Financial Securities Corporation, Inc., PrimeVest Financial Services, Inc.), Independent Financial Group, LLC, Investment Professionals, Inc., Investors Capital Corp., Investors Security Company, Inc., Janney Montgomery Scott, J.J.B. Hilliard, Jefferson Pilot Securities Corp, KMS Financial Services, Inc., KNBT Securities Inc., Kovack Securities, Inc., LaSalle Financial Services, LaSalle Street Securities, LLC, Lincoln Financial Advisors Group, Linsco/Private Ledger Corp., M&T Securities Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Mid Atlantic Capital Corp, Money Concepts Capital Corp, Morgan Keegan & Company, Inc., Morgan Stanley DW Inc., Mutual Service Corporation, National Advisors Trust, National Planning Holdings, Inc. (Invest Financial Corporation, Investment Centers of America, National Planning Corporation, SII Investments Inc.), New England Securities, Newbridge Securities,

     NEXT Financial Group, Inc., North Ridge Securities Corp, Oppenheimer & Co, Inc., Pacific West Securities, Inc., Prime Capital Services, Inc., ProEquities, Inc., Prospera Financial Securities, Inc., QA3 Financial Corp., Raymond James & Associates Inc., Raymond James Financial Services (IM&R), RBC Dain Rauscher, RDM Investment Services, Robert W. Baird, Scott & Stringfellow Inc., Securian, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corp, Sorrento Pacific Financial, Spectrum Capital, Inc., Stifel, Nicolaus & Company, Inc., Summit Brokerage Services, SunAmerica Securities, Inc., Suntrust Investment Services, TD Waterhouse, Inc., The Huntington Investment Company, TFS Securities, Inc., Transamerica Financial Advisors Inc., Triad Advisors, Inc., UBS Financial Services Inc., UnionBanc Investment Services LLC, United Heritage Financial Services, U.S. Bancorp Investments Inc., Uvest Financial Services Group, Inc., Vision Investment Services, Inc, Vorpahl Wing Securities, Wachovia Securities, LLC, Wall Street Financial Group, Webster Investment Services, Inc, Wells Fargo Investments, WM Financial Services, Inc., Workman Securities Corp, WRP Investments, Inc., XCU Capital Corp., and Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of The Hartford). HIFSCO may enter into arrangements with other Financial Intermediaries to make such Additional Payments and Other Compensation.

     In addition to the above payments, HIFSCO and its affiliates, out of their own assets, may pay compensation for subaccounting, administrative and/or shareholder processing services as described below.

     ADDITIONAL COMPENSATION TO SERVICING INSTITUTIONS AND OTHER PERSONS ("SERVICING INTERMEDIARIES") FOR SUBACCOUNTING, ADMINISTRATIVE AND/OR SHAREHOLDER PROCESSING SERVICES. In addition to payments made in connection with the sale and distribution of the funds' shares (described above) and administration and Rule 12b-1 fees paid by the funds, the distributor and its affiliates pay, out of their own assets, significant additional compensation to Servicing Intermediaries (who may or may not be affiliates of the distributor) in connection with subaccounting, administrative and/or shareholder processing services ("Servicing Compensation") based on a number of factors described below.

     Servicing Compensation is generally based on average net assets of the funds attributable to a particular Servicing Intermediary, and may, but is normally not expected to, exceed, in the aggregate, 0.20% of the average net assets of the funds attributable to a particular Servicing Intermediary. Currently, Fidelity (defined below) receives 0.35% of the average net assets attributable with respect to Class Y shares of The Hartford Growth Fund, The Hartford International Capital Appreciation Fund and The Hartford SmallCap Growth Fund. Such Servicing Compensation is generally made for subaccounting, administrative and/or shareholder processing services. These programs, which may vary for different Servicing Intermediaries, will not change the price an investor will pay for shares. This Servicing Compensation may act as a financial incentive for a Servicing Intermediary in choosing to provide services to one fund over another fund.

     The Servicing Compensation to Servicing Intermediaries is negotiated based on a range of factors, including, but not limited to, reputation in the industry, customer relationships and quality of service. No one factor is determinative of the amount of Servicing Compensation to be provided and factors are weighed in the assessment of such determination. For the year ended December 31, 2006, HIFSCO incurred approximately $250 thousand in total Servicing Compensation to Servicing Intermediaries and an incurred payment of such Servicing Compensation did not exceed $210,000 for any Servicing Intermediary.

     As of January 1, 2007, HIFSCO has entered into arrangements to pay Servicing Compensation to: The 401(k) Company, American Century Investment Management, Inc.; AmeriMutual Funds Distributor, Inc.; Ameriprise Financial Services, Inc.; BenefitStreet, Inc.; Diversified Investment Advisors, Inc.; Fidelity Investments Institutional Operations Company, Inc. & Fidelity Investments Institutional Services

     Company, Inc. ("Fidelity"); Gold Trust Company GWFS Equities, Inc.; Invesmart, Inc. & Invesmart Securities, LLC; J.P. Morgan Retirement Plan Services, LLC; Lincoln Retirement Services Company, LLC & AMG Service Corp; Mercer HR Services, LLC; Mid Atlantic Capital Corporation; Reliance Trust Company; T. Rowe Price Retirement Plan Services, Inc. & T. Rowe Price Investment Services, Inc, and Upromise Investments, Inc. HIFSCO may enter into arrangements with other Servicing Intermediaries to pay such Servicing Compensation.

     Servicing Compensation is also paid to certain Servicing Intermediaries by HASCO out of the transfer agency fees it receives from the funds. Although some arrangements are based on average net assets attributable to the Servicing Intermediary, such Servicing Intermediaries are generally paid a per account fee ranging to no more than $16 per account. As of January 1, 2007, such Servicing Intermediaries paid by HASCO are: ADP Broker-Dealer, Inc.; A.G. Edwards; American Stock Transfer and Trust Company; CPI Qualified Plan Consultants, Inc; SunGard InstitutionalBrokerage Inc.; Expert Plan, Inc.; Fiserv Trust Company; Gail Weiss & Associates, Inc.; Gem Group L.P.; Hewitt Associates LLC; Legette Actuaries, Inc.; Mid Atlantic Capital Corporation; MSCS Financial Services, LLC; Ceridian Retirement Plan Services, Inc.; Northeast Retirement Services, Inc.; Prudential Investment Management Services LLC & Prudential Investments LLC; QBC, Inc.; Swerdlin & Company; and Stanton Trust Company N.A. Other Servicing Intermediaries may be paid by HASCO in the future.

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